Other Liabilities - Schedule Of Other Long Term Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Operating lease liability		$ 44,737	$ 84,902
Contingent consideration		35,168	23,147
Workers' compensation and other insurance reserves		30,552	29,718
Deferred employer social security taxes		24,034
Interest rate cap		900	2,294
Holdbacks		504	926
Taxes		525	525
Other long-term liabilities		5,490	4,785
Total other long-term liabilities	$ 134,178	$ 141,910	$ 146,297